Annual Operating Expenses {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-17 - Fidelity Strategic Real Return Fund	Nov. 28, 2020
Fidelity Advisor Strategic Real Return Fund: Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual operating expenses	1.13%	[1]
Fee waiver and/or expense reimbursement	0.12%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.01%	[1]
Fidelity Advisor Strategic Real Return Fund: Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual operating expenses	1.15%	[1]
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.01%	[1]
Fidelity Advisor Strategic Real Return Fund: Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.90%	[1]
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.76%	[1]
Fidelity Advisor Strategic Real Return Fund: Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.83%
Fee waiver and/or expense reimbursement	0.08%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
Fidelity Advisor Strategic Real Return Fund: Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.74%
Fee waiver and/or expense reimbursement	0.08%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.66%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.66% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2022. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.